Variable Interest Entities (Details) - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Current assets
Cash and cash equivalents		$ 902	$ 1,239	$ 2,743	$ 4,166
Accounts and notes receivable, net of allowance	[1]	3,399	4,243
Unbilled revenue		677	385
Amounts due from related companies	[1]	819	6,152
Inventories	[1]	45	90
Other receivables and prepayments	[1]	115	225
Total Current Assets		5,568	12,334
Non-current assets
Property and equipment, net	[1]	10,370	10,863
Intangible assets		527	509
Total Assets		23,001	23,724
Current liabilities
Accounts payable	[1]	917	1,277
Advances from customers	[1]	368	381
Other payables and accruals	[1]	142	195
Taxes payable	[1]	1,278	1,406
Amounts due to related party
Dividend payable	[1]	777	775
Total Current Liabilities		3,482	4,034
Total Liabilities		3,383	3,935
Revenue		173	1,192	8,819
Net Income		(219)	(160)	1,027
VIE [Member]
Current assets
Cash and cash equivalents		397	491
Accounts and notes receivable, net of allowance		3,399	4,243
Unbilled revenue		677	385
Amounts due from related companies		6,986	6,152
Inventories		45	90
Other receivables and prepayments		114	95
Total Current Assets		11,618	11,456
Non-current assets
Property and equipment, net		10,370	10,863
Intangible assets		509	527
Total Assets		22,497	22,846
Current liabilities
Accounts payable		917	1,277
Advances from customers		368	381
Other payables and accruals		42	96
Taxes payable		1,278	1,406
Amounts due to related party
Dividend payable		777	775
Total Current Liabilities		3,382	3,935
Total Liabilities		3,382	3,935
Revenue		173	1,192	8,819
Net Income		$ 27	$ 299	$ 1,527

[1]	All of the VIE's assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company's general assets (Note 3).